Accounting Policies, by Policy (Policies)		2 Months Ended
	Jul. 28, 2020	Sep. 30, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Separate statements of income and comprehensive income, changes in stockholder’s equity, and cash flows have not been presented because there have been no activities in this entity as of July 28, 2020.

Basis of Presentation

The balance sheets are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Separate statements of income and comprehensive income, changes in stockholder’s equity, and cash flows have not been presented because there have been no activities in this entity from July 28, 2020 to September 30, 2020.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Use of Estimates

The preparation of the financial statement in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Organization costs	Organization costs Costs related to incorporation of the Company will be paid by the Partnership and recorded as an expense of the Partnership.	Organization costs Costs related to incorporation of the Company will be paid by the Partnership and recorded as an expense of the Partnership.